Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 13 — RELATED-PARTY TRANSACTIONS

Management Agreement

On October 6, 2014, the Company entered into a management agreement with Summit Distillery, Inc., an Oregon corporation, to open a new Heritage Distilling Company location in Eugene, Oregon. The Company engaged Summit Distillery, Inc. to manage the Eugene location for an annual management fee. The principals and sole owners of Summit Distillery, Inc., are also shareholders of HDHC. For each of the nine months ended September 30, 2025 and 2024, the Company expensed a management fee of $90,000 that was paid to Summit Distilling, Inc. The fee is based upon a percentage of the Company’s trailing twelve months earnings before interest, taxes and depreciation expense, as defined in the management agreement.

Other Related Party Transactions

Beginning in 2022, the Company began a series of financings with a party that is considered a related party for the years ended December 31, 2024 and 2023 by virtue of the number of common stock shares and pre-paid warrants to purchase common stock held by the party. As of September 30, 2025, the related party owned less than 4.99% of the outstanding common stock of the Company, but enough, that when combined with its prepaid warrants, would exceed the 4.99% reporting threshold if all such prepaid warrants were to be exercised into common stock. The prepaid warrants contain a 4.99% blocker prohibiting the exercise of such warrants if it would put the party’s ownership over the 4.99% reporting threshold. The related party is not required to report the number of prepaid warrants held. Below are details of the transactions with the related party, including those related to notes payable, equity transactions and other activities.

2023 Barrel Production Contract

During 2023, the Company entered into a distilled spirits barreling production agreement with the related party for production of 1,200 barrels of distilled spirits over time. There was a prepayment of $1,000,000 made in January 2023. In March 2024, the agreement was amended to 600 barrels for $500,000, with the then $500,000 excess prepayment used to purchase a Whiskey Note in the principal amount of $672,500 and subsequently exchanged (contingent upon the consummation of this offering, which occurred on November 25, 2024) under the terms of a Subscription Exchange Agreement for common stock in conjunction with the February 29, 2024 exchange of Whiskey Notes for common stock in conjunction with the February 29, 2024 exchange of Whiskey Notes for common stock.

Factoring Agreement(s)

In May 2024, the Company raised $100,000 under the terms of an accounts receivable factoring arrangement with the related party, with fees of 10% (or $10,000) and $1,000 for every two weeks payment remains overdue. Payment under the factoring agreement is due the earlier of: within three days of receipt of payment under the factored accounts receivable; the achievement of certain fundraising milestones; or June 15, 2024. As of June 30, 2024 the factoring agreement remained unpaid. In July 2024, the investor agreed to exchange his interest in the factoring agreement of $113,285 into a subscription for the purchase of 11,328 shares of Series A Preferred Stock and 250 warrants to purchase shares of common stock at the lesser of $100 per share or the price per shares at which the Company’s common stock is sold in the Company’s initial public offering (the “$100 Warrants”), and 1,485 warrants at $120 per share (the “$120 Warrants”) and related warrants. Upon the November 25, 2024 initial public offering at $80 per share, the 250 warrants at $100 per share were recalculated and reissued as 312 warrants at $80 per share.

As of July 1, 2024, the Company raised an additional aggregate of $299,667 between two separate investors under the terms of a July 2024 accounts receivable factoring arrangement with fees of 10% (or $29,966) and $1,000 (separately, to each of the two investors) for every two weeks payment remains overdue. Additionally, the two investors received five year warrants to purchase an aggregate of 3,327 shares of common stock at $120 per share (or cashlessly following a standard cashless exercise formula). Of the total July 2024 accounts receivable factoring agreement, $166,667 and 2,216 of the warrants are with the related party. Payment under the factoring is due the earlier of: within three days of receipt of payment under the factored receivable; the achievement of certain fundraising milestones; or August 15, 2024. Effective July 31, 2024, the investors agreed to exchange their interests in the factoring agreement of $329,633, including accrued fees and related warrants, for an aggregate of 32,963 shares of Series A Preferred Stock, 749 warrants to purchase shares of common stock at the lesser of $100 per share or the price per share at which the Company’s common stock is sold in the Company’s initial public offering (the “$100 Warrants”), and 4,343 warrants at $120 per share (the “$120 Warrants”). (Including $166,667 received from the related party, which was exchanged for 18,333 shares of Series A Preferred Stock, 416 related $100 Warrants, and 2,403 related $120 Warrants.) Upon the November 25, 2024 initial public offering at $80 per share, the 936 warrants at $100 per share were recalculated and reissued as 936 warrants at $80 per share, and the 416 related party warrants at $100 per share were recalculated and reissued as 520 warrants at $80 per share.

In September 2024, the $120 Warrants discussed above and in Note 8 (including 16,051 $120 Warrants from the related party) were exchanged for 93,789 shares of Series A Preferred Stock that did not include any related warrants (including 59,001 shares of Series A Preferred Stock that did not include any related warrants for a related party). The value assigned to the $120 Warrants exchanged for Series A preferred Stock that did not include any warrants was negotiated to be $937,959 (including $590,045 from a related party), or $1.838 per $120 Warrant, using a Black-Scholes Valuation model with an estimated IPO stock price of $100 per share and exercise price of $120 per share.

In September 2024, the Company purchased 50 barrels of premium aged whiskey from the related party for $110,600, or $2,212 per barrel (comprised of $495 per barrel and $1,717 of spirits, for an aggregate total of $24,750 to fixed assets and $85,850 to inventory). The $110,600 was paid by the Company in the form of 11,060 shares of Series A Preferred Stock and 276 related warrants to purchase common stock at the lesser of $100 per share or the price per shares at which the Company’s common stock is sold in the Company’s initial public offering. Upon the November 25, 2024 initial public offering at $80 per share, the 276 warrants at $100 per share were recalculated and reissued as 345 warrants at $80 per share.

In October 2024, the Company sold 250 barrels of aged whiskey to the related party for $166,667. Under the terms of the sale, in the event the related party resells the barrels back to the Company, the resell prices shall be the price paid per barrel under the agreement plus a 15% simple annual interest rate of 1.25% per month from the date the related party purchased the barrels from the Company. The Company also agreed to store the barrels for the related party at no fee until the related party sells the barrels to either the Company or a third party.

On November 22, 2024 (prior to the Company’s initial public offering on November 25, 2024), the related party exchanged 12,500 shares of common stock for 12,500 prepaid warrants to purchase common stock.

In the nine months ended September 30, 2025, the related party exercised 116,067 prepaid warrants (with an exercise price of $0.20 each) cashlessly for 115,872 shares of common stock, leaving 0 prepaid warrants outstanding as of September 30, 2025.

Related Party Contingent Legacy Shareholder Warrants (See also Note 8) — On October 30, 2024, the Company issued warrants to purchase common stock that became contingently exercisable upon the closing of an initial public offering (which occurred on November 25, 2024), at the price per share of the Company’s initial public offering (or $80 per share) to its common shareholders of record as of May 31, 2023 (the “Contingent Legacy Shareholder Warrants”), that will be exercisable, if at all, provided/contingent upon: the warrant holder continuously holds the shares such holder owned on May 31, 2023 through the date the warrant is exercised; and the common stock attains a specified volume weighted average price per share (“VWAP”) over a 10-trading-day period (the “10-Trading-Day VWAP”) before expiring:

•        Tranche 1 — for up to 38,124 shares of common stock (of which up to 6,417 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 200% of the $80 per share initial public offering price (or $160 per share), and that will expire on the 24-month anniversary of the Company’s initial public offering (the “$160 Contingent Legacy Shareholder Warrants”);

•        Tranche 2 — for up to 76,248 shares of common stock (of which up to 12,835 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 300% of the $80 per share initial public offering price (or $240 per share), and that will expire on the 42-month anniversary of the Company’s initial public offering (the “$240 Contingent Legacy Shareholder Warrants”); and,

•        Tranche 3 — for up to 95,311 shares of common stock (of which up to 16,044 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 500% of the $80 per share initial public offering price (or $400 per share), and that will expire on the 60-month anniversary of the Company’s initial public offering (the “$400 Contingent Legacy Shareholder Warrants”).

As of September 30, 2025, there were outstanding and exercisable: 31,272 $160 Contingent Legacy Shareholder Warrants; 62,544 $240 Contingent Legacy Shareholder Warrants; and 78,180 $400 Contingent Legacy Shareholder Warrants, (of which 0; 0; and 0, respectively were to a related party).

NOTE 15 — RELATED-PARTY TRANSACTIONS

Management Agreement

On October 6, 2014, the Company entered into a management agreement with Summit Distillery, Inc., an Oregon corporation, to open a new Heritage Distilling Company location in Eugene, Oregon. The Company engaged Summit Distillery, Inc., to manage the Eugene location for an annual management fee. The principals and sole owners of Summit Distillery, Inc., are also shareholders of HDHC. For each of the years ended December 31, 2024 and 2023, the Company expensed a management fee of $180,000 and $180,000, respectively, to Summit Distilling, Inc. The fee is based upon a percentage of the Company’s trailing twelve months, earnings before interest, taxes and depreciation expense, as defined in the management agreement.

Other Related Party Transactions —

Beginning in 2022 we began a series of financings with a party that is considered a related party for the years ended December 31, 2024 and 2023 by virtue of the number of common stock shares and pre-paid warrants to purchase common stock held by the party. As of December 31, 2024 the related party owned less than 4.99% of the outstanding common stock of the Company, but enough, when combined with their prepaid warrants, would exceed the 4.99% reporting threshold if all such prepaid warrants were to be exercised into common stock. The prepaid warrants contain a 4.99% blocker prohibiting the exercise of such warrants if it would put the party’s ownership over the 4.99% reporting threshold. The related party is not required to report the number of prepaid warrants held. Below are details of the transactions with the related party, including those related to notes payable, equity transactions and other activities.

2022 and 2023 Convertible Notes

During 2022, the Company issued multiple unsecured convertible promissory notes under the terms of the 2022 Convertible Notes to a related party who is a current shareholder of the Company. As of both November 25, 2024 (the date of the Company’s initial public offering) and December 31, 2023, the aggregate principal sum of the related party’s 2022 Convertible Notes was $6,311,250 with an aggregate cash proceeds of $4,675,000 (See

Note 5). Concurrent with the execution of the 2022 Convertible Notes, the Company issued warrants to the related party in an amount equal to 50% of the cash proceeds from the 2022 Convertible Notes (see Note 7). The Company initially allocated the $4,675,000 aggregate cash proceeds from the related party to the 2022 Convertible Notes and the associated warrants on their respective issuance dates in the aggregate amounts of $4,422,379 and $252,621, respectively.

During 2023, the Company issued multiple additional unsecured convertible promissory notes under the terms of the 2022 Convertible Notes (the “2022 Convertible Notes”) to the same related party for a principal sum of $3,982,500 with cash proceeds of $2,950,000 (See Note 5).

As of November 25, 2024, the fair value of the related party’s 2022 and 2023 Convertible Notes was $6,870,236, and was reclassified from a liability to equity upon the effectiveness of the Company’s November 25, 2024 initial public offering, as further discussed below. As of December 31, 2023, the fair value of the related party’s 2022 and 2023 Convertible Notes and warrant liabilities was $17,220,203 and $340,918, respectively.

In October 2023, the related party agreed to exchange its then held 2022 and 2023 Convertible Notes for 85,877 shares of common stock. (See Note 5 — Exchange of 2022 and 2023 Convertible Notes.)

2023 Series — Convertible Whiskey Special Ops 2023 Notes

As of November 25, 2024, the fair value of the related party Whiskey Special Ops 2023 Notes and warrant liabilities was $4,815,132, and was reclassified from a liability to equity upon the effectiveness of the Company’s November 25, 2024 initial public offering, as further discussed below. As of December 31, 2023, $800,000 in principal of the Whiskey Special Ops 2023 Notes were held by the related party, plus 5,333 warrants to purchase common stock, calculated using a then estimated IPO price of $100 per share. On February 29, 2024, the related party agreed to exchange its then held Whiskey Notes and related warrants for 60,189 shares of common stock under the terms of the most recent round of 2023 Convertible Notes and the aforementioned warrants were terminated. (See Note 5.)

On February 29, 2024, the related party agreed to exchange its then held Whiskey Special Ops 2023 Notes and related warrants for 60,189 shares of common stock under the terms of the most recent round of 2023 Convertible Notes and the aforementioned warrants were terminated. (See Note 5 — Exchange of Convertible Whiskey Special Ops 2023 Notes.)

Reclassification of Related Party Convertible Notes to Equity

Upon the effectiveness of the Company’s initial public offering (on November 25, 2024, the aggregate fair value of the Company’s 2022 and 2023 Convertible Notes and related warrant liabilities, as well as the Whiskey Special Ops 2023 Notes and related warrant liabilities (including that portion held by the related party) were reclassified from a liability to equity based upon the $80.00 price per share of common stock in the Company’s November 25, 2024 initial public offering, See also Note 5.

2023 Barrel Production Contract

During 2023, the Company entered into a distilled spirits barreling production agreement with the related party for production of 1,200 barrels of distilled spirits over time. There was a prepayment of $1,000,000 made in January 2023. In March 2024, the agreement was amended to 600 barrels for $500,000, with the then $500,000 excess prepayment used to purchase a Whiskey Note in the principal amount of $672,500 and subsequently exchanged (contingent upon the consummation of this offering, which occurred on November 25, 2024) under the terms of a Subscription Exchange Agreement for common stock in conjunction with the February 29, 2024 exchange of Whiskey Notes for common stock in conjunction with the February 29, 2024 exchange of Whiskey Notes for common stock. (See Note 5.)

Factoring Agreement(s)

In May 2024, the Company raised $100,000 under the terms of an accounts receivable factoring arrangement with the related party, with fees of 10% (or $10,000) and $1,000 for every 2 weeks payment remains overdue. Payment under the factoring agreement is due the earlier of: within 3 days of receipt of payment under the factored accounts receivable; the achievement of certain fundraising milestones; or June 15, 2024. As of June 30, 2024 the factoring agreement remained unpaid. In July 2024, the investor agreed to exchange his interest in the factoring agreement of $113,285 into a subscription for the purchase of 11,328 shares of Series A Preferred Stock and 250 warrants to purchase shares of common stock at the lesser of $100 per share or the price per shares at which the Company’s common stock is sold in the Company’s initial public offering (the “$100 Warrants”), and 1,485 warrants at $120 per share (the “$120 Warrants”) and related warrants. Upon the November 25, 2024 initial public offering at $80.00 per share, the warrants at $100 per share were recalculated and reissued as 312 warrants at $80.00 per share.

As of July 1, 2024, the Company raised an additional aggregate of $299,667 between two separate investors under the terms of a July 2024 accounts receivable factoring arrangement with fees of 10% (or $29,966) and $1,000 (separately, to each of the two investors) for every 2 weeks payment remains overdue. Additionally, the two investors received five year warrants to purchase an aggregate of 3,327 shares of common stock at $120 per share (or cashlessly following a standard cashless exercise formula). Of the total July 2024 accounts receivable factoring agreement, $166,667 and 2,216 of the warrants are with the related party. Payment under the factoring is due the earlier of: within 3 days of receipt of payment under the factored receivable; the achievement of certain fundraising milestones; or August 15, 2024. Effective July 31, 2024, the investors agreed to exchange their interests in the factoring agreement of $329,633, including accrued fees and related warrants, for an aggregate of 32,963 shares of Series A Preferred Stock, 749 warrants to purchase shares of common stock at the lesser of $100 per share or the price per share at which the Company’s common stock is sold in the Company’s initial public offering (the “$100 Warrants”), and 4,343 warrants at $120 per share (the “$120 Warrants”). (Including $166,667 received from the related party, which was exchanged for 18,333 shares of Series A Preferred Stock, 8,333 related $100 Warrants, and 48,073 related $120 Warrants.) Upon the November 25, 2024 initial public offering at $80.00 per share, the 749 warrants at $100 per share were recalculated and reissued as 18,728 warrants at $80.00 per share, and the 8,333 related party warrants at $100 per share were recalculated and reissued as 10,416 warrants at $80.00 per share.

In September 2024, the $120 Warrants discussed above and in Note 9 (including 321,026 $120 Warrants from the related party) were exchanged for 93,789 shares of Series A Preferred Stock that did not include any related warrants (including 59,001 shares of Series A Preferred Stock that did not include any related warrants for a related party). The value assigned to the $120 Warrants exchanged for Series A preferred Stock that did not include any warrants was negotiated to be $937,959 (including $590,045 from a related party), or $1.838 per $120 Warrant, using a Black-Scholes Valuation model with an estimated IPO stock price of $100 per share and exercise price of $120 per share.

In September 2024, the Company purchased 50 barrels of premium aged whiskey from the related party for $110,600, or $2,212 per barrel (comprised of $495 per barrel and $1,717 of spirits, for an aggregate total of $24,750 to fixed assets and $85,850 to inventory). The $110,600 was paid by the Company in the form of 11,060 shares of Series A Preferred Stock and 276 related warrants to purchase common stock at the lesser of $100 per share or the price per shares at which the Company’s common stock is sold in the Company’s initial public offering. Upon the November 25, 2024 initial public offering at $80.00 per share, the 276 warrants at $100 per share were recalculated and reissued as 345 warrants at $80.00 per share.

In October 2024, the Company sold 250 barrels of aged whiskey to the related party for $166,667. Under the terms of the sale, in the event the related party resells the barrels back to the Company, the resell prices shall be the price paid per barrel under the agreement plus a 15% simple annual interest rate of 1.25% per month from the date the related party purchased the barrels from the Company. The Company also agreed to store the barrels for the related party at no fee until the related party sells the barrels to either the Company or a third party.

On November 22, 2024 (prior to the Company’s initial public offering on November 25, 2024), the related party exchanged 12,500 shares of common stock for 12,500 prepaid warrants to purchase common stock.

Subsequent to December 31, 2024, through April 28, 2025, the related party exercised 55,878 prepaid warrants (with an exercise price of $0.02 each) cashlessly for 55,795 shares of common stock, leaving 60,189 prepaid warrants outstanding.

Related Party Contingent Legacy Shareholder Warrants (See also Note 9) — On October 30, 2024 the Company issued warrants to purchase common stock that became contingently exercisable upon the closing of an initial public offering (which occurred on November 25, 2024), at the price per share of the Company’s initial public offering (or $80.00 per share) to its common shareholders of record as of May 31, 2023 (the “Contingent Legacy Shareholder Warrants”), that will be exercisable, if at all, provided/contingent upon: the warrant holder continuously holds the shares such holder owned on May 31, 2023 through the date the warrant is exercised; and the common stock attains a specified volume weighted average price per share (“VWAP”) over a 10-trading-day period (the “10-Trading-Day VWAP”) before expiring:

•        Tranche 1 — for up to 38,124 shares of common stock (of which up to 6,417 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 200% of the $80.00 per share initial public offering price (or $160 per share), and that will expire on the 24-month anniversary of the Company’s initial public offering (the “$160 Contingent Legacy Shareholder Warrants”);

•        Tranche 2 — for up to 76,248 shares of common stock (of which up to 12,835 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 300% of the $80.00 per share initial public offering price (or $240 per share), and that will expire on the 42-month anniversary of the Company’s initial public offering (the “$240 Contingent Legacy Shareholder Warrants”); and,

•        Tranche 3 — for up to 95,311 shares of common stock (of which up to 16,044 were to a related party) when the 10-Trading-Day VWAP of the common stock reaches 500% of the $80.00 per share initial public offering price (or $240 per share), and that will expire on the 60-month anniversary of the Company’s initial public offering (the “$240 Contingent Legacy Shareholder Warrants”).

As of December 31, 2024 there were outstanding and exercisable: 36,280 $160 Contingent Legacy Shareholder Warrants; 72,560 $240 Contingent Legacy Shareholder Warrants; and 90,701 $240 Contingent Legacy Shareholder Warrants, (of which 5,272; 11,545; and 14,432, respectively were to a related party).